Events After the Balance Sheet Date (Detail) - GBP (£) £ in Millions		6 Months Ended
	Jul. 30, 2021	Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Description of nature of non-adjusting event after reporting period		On 30 July 2021, the Santander UK group through Santander Consumer (UK) plc sold its entire 50% shareholding in PSA Finance UK Limited (PSA) to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA, the auto finance arm of Group PSA Peugeot Citroën. The impact of the sale was to derecognise total assets of £3.2bn, total liabilities of £2.9bn and a non-controlling interest of £0.15bn. No material gain or loss arose on sale. For more information on PSA, including summary financial information, see Note 19 to the Consolidated Financial Statements in the 2020 Annual Report.
Disposal of major subsidiary | Santander Consumer (UK) | PSA Finance UK Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary sold	50.00%
Assets derecognised at disposal	£ 3,200
Liabilities derecognised at disposal	2,900
Disposal of major subsidiary | Santander Consumer (UK) | PSA Finance UK Limited | Non-controlling interests
Disclosure of non-adjusting events after reporting period [line items]
Non-controlling interest derecognised at disposal	£ 150